GENERAL (Details Narrative) - USD ($)							9 Months Ended			12 Months Ended
	Oct. 04, 2023	Aug. 29, 2023	Apr. 05, 2023	Aug. 15, 2022	May 13, 2021	Feb. 23, 2021	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Jul. 27, 2023	Apr. 27, 2009
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Underwritten public offering					155,845
Proceeds from Issuance of Common Stock				$ 4,103,330	$ 10,457,862				$ 4,103,330	$ 4,103,330		$ 10,497,862
Sale of Stock, Number of Shares Issued in Transaction				228,572
Shares Issued, Price Per Share				$ 21.00	$ 77.00		$ 3.58			$ 5.28		$ 28.07
Proceeds from Issuance Initial Public Offering				$ 4,800,000
Payments of Stock Issuance Costs				696,670
Proceeds from Option				$ 4,103,330
Stockholders Equity description				The Company granted the underwriter a 45-day option to purchase up to 34,286 additional shares of Common Stock of the Company to cover over-allotments at the public offering price, less the underwriting discounts and commissions. In addition, the Company issued to the underwriter as compensation, warrants to purchase up to 11,429 shares of Common Stock (5% of the aggregate number of shares of Common Stock sold in this offering). The underwriter’s warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share in this offering ($26.25
Stockholders' Equity, Reverse Stock Split	one for seven reverse stock split					7 to 1 reverse stock split
Retained Earnings (Accumulated Deficit)							$ 27,626,606	[1]		$ 22,837,827	[1],[2]	$ 17,098,227	[2]
Stock Issued During Period, Shares, New Issues			166,340	1,600,000	1,090,909
Save Foods Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage															98.48%
Yaaran Investment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Method Investment, Ownership Percentage														19.99%
Shares, Issued		4,200,000
Share Capital Percentage		60.00%
Exchanged capital		223,008
Yaaran Investment [Member] | Nitrousink Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary, Ownership Percentage, Parent														16.66%

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).
[2]	Adjusted to reflect one for seven reverse stock split in October 2023 (see note 1C).